Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 869	€ 601
Derivatives	(183)	(143)
Investment funds	2,027	2,142
Structured securities	0	200
Other	410	252
On December 31	€ 3,123	€ 3,051
Debt instrument	28.00%	20.00%
Derivatives	(6.00%)	(5.00%)
Investment funds	65.00%	70.00%
Structured securities	0.00%	7.00%
Other	13.00%	8.00%
On December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 594	€ 424
Derivatives	0
Investment funds	0
Structured securities	0
Other	0
On December 31	594	424
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	275	177
Derivatives	(183)	(143)
Investment funds	2,027	2,142
Structured securities	0	200
Other	410	252
On December 31	€ 2,529	€ 2,627